As filed with the Securities and Exchange Commission on December 12, 2018

Securities Act File No. 333-191837

Investment Company Act File No. 811-22903

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 208	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 210	☒

J.P. Morgan Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Zachary Vonnegut-Gabovitch, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 208 relates to the following funds:

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan U.S. Aggregate Bond ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of December, 2018.

J.P. Morgan Exchange-Traded Fund Trust

By:	Joanna Gallegos *
Name:	Joanna Gallegos
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on December 12, 2018.

	Gary L. French *	Robert J. Grassi *
	Gary L. French	Robert J. Grassi
	Trustee	Trustee

	Thomas P. Lemke *	Lawrence Maffia *
	Thomas P. Lemke	Lawrence Maffia
	Trustee	Trustee

	Emily Youssouf *	Robert Deutsch *
	Emily Youssouf	Robert Deutsch
	Trustee	Trustee

Lauren A. Paino *
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase